VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Mortgage-Backed Securities—96.2%
Agency—96.2%
Federal Home Loan Mortgage Corp.
Pool #1Q1195 (12 month LIBOR + 1.589%, Cap 10.117%, Floor 1.589%) 3.381%, 5/1/37(1)	$ 1,865	$ 1,875
Pool #1Q1420 (12 month LIBOR + 1.832%, Cap 10.635%, Floor 1.832%) 3.570%, 9/1/39(1)	1,522	1,542
Pool #2B3257 (12 month LIBOR + 1.630%, Cap 7.880%, Floor 1.630%) 2.880%, 10/1/44(1)	312	304
Pool #2B5891 (12 month LIBOR + 1.640%, Cap 7.889%, Floor 1.640%) 4.085%, 2/1/47(1)	3,046	3,033
Pool #840337 (12 month LIBOR + 1.599%, Cap 7.622%, Floor 1.599%) 3.140%, 7/1/46(1)	2,044	2,070
Pool #841075 (12 month LIBOR + 1.630%, Cap 8.271%, Floor 1.630%) 3.270%, 1/1/49(1)	9,692	9,255
Pool #841083 (12 month LIBOR + 1.641%, Cap 7.802%, Floor 1.641%) 2.817%, 5/1/49(1)	22,123	21,386
Pool #841345 (12 month LIBOR + 1.626%, Cap 7.650%, Floor 1.626%) 3.678%, 1/1/47(1)	2,202	2,214
Pool #848736 (12 month LIBOR + 1.750%, Cap 9.571%, Floor 1.750%) 3.976%, 5/1/35(1)	4,825	4,873
Pool #848744 (12 month LIBOR + 1.789%, Cap 9.153%, Floor 1.789%) 3.694%, 5/1/34(1)	2,752	2,765
Pool #848747 (12 month LIBOR + 1.868%, Cap 10.023%, Floor 1.868%) 3.687%, 7/1/36(1)	2,546	2,564
Pool #848796 (12 month LIBOR + 1.804%, Cap 9.820%, Floor 1.804%) 3.807%, 5/1/37(1)	5,013	5,071
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
K032, A2 3.310%, 5/25/23(1)	877	873
KF29, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.360%) 5.029%, 2/25/24(1)	3,553	3,549
KF32, A (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 5.039%, 5/25/24(1)	262	262
KF34, A (1 month LIBOR + 0.360%, Cap N/A, Floor 0.370%) 5.029%, 8/25/24(1)	788	787
KF49, A (1 month LIBOR + 0.340%, Cap N/A, Floor 0.340%) 5.009%, 6/25/25(1)	2,001	1,994
KF55, A (1 month LIBOR + 0.510%, Cap N/A, Floor 0.510%) 5.179%, 11/25/25(1)	3,478	3,468
KF60, A (1 month LIBOR + 0.490%, Cap N/A, Floor 0.490%) 5.159%, 2/25/26(1)	1,797	1,792
	Par Value	Value
Agency—continued
KF62, A (1 month LIBOR + 0.480%, Cap N/A, Floor 0.480%) 5.149%, 4/25/26(1)	$ 1,037	$ 1,034
KF68, A (1 month LIBOR + 0.490%, Cap N/A, Floor 0.490%) 5.159%, 7/25/26(1)	1,096	1,094
KF79, AL (1 month LIBOR + 0.470%, Cap N/A, Floor 0.470%) 5.139%, 5/25/30(1)	14,770	14,676
KF82, AL (1 month LIBOR + 0.370%, Cap N/A, Floor 0.370%) 5.039%, 6/25/30(1)	7,385	7,332
KLU2, AFL (1 month LIBOR + 0.620%, Cap N/A, Floor 0.620%) 5.289%, 6/25/28(1)	3,361	3,366
Federal Home Loan Mortgage Corp. REMIC
2781, FA (1 month LIBOR + 0.350%, Cap 7.500%, Floor 0.350%) 5.034%, 4/15/34(1)	2,622	2,607
2980, FJ (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 4.984%, 11/15/34(1)	5,765	5,666
3107, FC (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 4.984%, 6/15/35(1)	602	601
3820, FA (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 5.034%, 3/15/41(1)	5,154	5,096
4048, GF (1 month LIBOR + 0.350%, Cap 7.000%, Floor 0.350%) 5.034%, 10/15/40(1)	711	710
4203, PF (1 month LIBOR + 0.250%, Cap 6.500%, Floor 0.250%) 4.934%, 9/15/42(1)	4,927	4,862
4794, WF (1 month LIBOR + 0.350%) 3.820%, 3/15/43(1)	7,029	6,842
4879, DF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 5.084%, 8/15/34(1)	4,149	4,092
Federal National Mortgage Association
2015-M14, FA (1 month LIBOR + 0.620%, Cap N/A, Floor 0.620%) 5.465%, 10/25/25(1)	11,108	11,051
2015-M6, FA (1 month LIBOR + 0.300%, Cap N/A, Floor 0.300%) 5.145%, 1/25/26(1)	12,999	12,908
2016-M13, FA (1 month LIBOR + 0.670%, Cap N/A, Floor 0.670%) 5.260%, 11/25/23(1)	98	97
2016-M9, FA (1 month LIBOR + 0.590%, Cap N/A, Floor 0.590%) 5.180%, 9/25/23(1)	2,920	2,911
2017-M11, FA (1 month LIBOR + 0.470%, Cap 6.000%, Floor 0.470%) 5.060%, 9/25/24(1)	1,106	1,102
2017-M13, FA (1 month LIBOR + 0.400%, Cap 6.000%, Floor 0.400%) 4.990%, 10/25/24(1)	1,642	1,624
2017-M2, FA (1 month LIBOR + 0.530%, Cap N/A, Floor 0.530%) 5.120%, 2/25/24(1)	516	513
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Agency—continued
Pool #AD0064 (6 month LIBOR + 1.543%, Cap 10.941%, Floor 1.543%) 4.912%, 1/1/35(1)	$ 981	$ 988
Pool #AE0544 (12 month LIBOR + 1.741%, Cap 8.074%, Floor 1.741%) 3.991%, 11/1/40(1)	1,750	1,774
Pool #AL0270 (12 month LIBOR + 1.642%, Cap 10.564%, Floor 1.642%) 3.899%, 8/1/38(1)	757	749
Pool #AL0323 (12 month LIBOR + 1.818%, Cap 8.345%, Floor 1.818%) 3.397%, 6/1/41(1)	1,177	1,192
Pool #AL0960 (12 month LIBOR + 1.693%, Cap 9.774%, Floor 1.693%) 3.885%, 7/1/37(1)	2,956	2,988
Pool #AL1886 (12 month LIBOR + 1.752%, Cap 8.480%, Floor 1.752%) 3.644%, 6/1/42(1)	282	286
Pool #AL2202 (12 month LIBOR + 1.698%, Cap 9.471%, Floor 1.698%) 3.778%, 6/1/36(1)	1,128	1,137
Pool #AL3421 (U.S. Treasury Yield Curve CMT 1 year + 2.375%, Cap 10.750%, Floor 2.375%) 4.445%, 9/1/37(1)	879	901
Pool #AL6516 (12 month LIBOR + 1.761%, Cap 8.710%, Floor 1.761%) 4.027%, 4/1/40(1)	2,010	2,036
Pool #AL7477 (12 month LIBOR + 1.797%, Cap 8.635%, Floor 1.797%) 3.944%, 12/1/40(1)	1,522	1,541
Pool #AL7812 (12 month LIBOR + 1.728%, Cap 8.364%, Floor 1.728%) 3.972%, 11/1/40(1)	3,201	3,246
Pool #AL8796 (12 month LIBOR + 1.827%, Cap 8.459%, Floor 1.827%) 3.879%, 9/1/41(1)	3,769	3,833
Pool #AL8827 3.000%, 2/1/29	653	625
Pool #AL8872 (12 month LIBOR + 1.803%, Cap 8.349%, Floor 1.803%) 3.797%, 7/1/42(1)	5,610	5,667
Pool #AN4364 (1 month LIBOR + 0.590%, Cap 98.130%, Floor 0.590%) 5.259%, 1/1/24(1)	2,768	2,758
Pool #BE3734 (12 month LIBOR + 1.620%, Cap 7.914%, Floor 1.620%) 3.703%, 7/1/47(1)	2,287	2,290
Pool #BL5697 (1 month LIBOR + 0.650%, Cap 98.860%, Floor 0.650%) 5.319%, 2/1/30(1)	6,300	6,307
Pool #BL6487 (1 month LIBOR + 0.760%, Cap 98.510%, Floor 0.760%) 5.429%, 4/1/30(1)	14,221	14,090
Pool #BM1805 (12 month LIBOR + 1.605%, Cap 7.831%, Floor 1.605%) 2.831%, 9/1/47(1)	4,974	4,811
Pool #BM3981 (12 month LIBOR + 1.758%, Cap 8.575%, Floor 1.758%) 3.985%, 2/1/42(1)	1,050	1,065
Pool #BM4556 (12 month LIBOR + 1.595%, Cap 8.334%, Floor 1.595%) 3.333%, 10/1/48(1)	3,511	3,540
	Par Value	Value
Agency—continued
Pool #BM4557 (12 month LIBOR + 1.762%, Cap 7.900%, Floor 1.766%) 3.788%, 5/1/45(1)	$ 2,103	$ 2,126
Pool #BM6855 (12 month LIBOR + 1.618%, Cap 7.570%, Floor 1.618%) 2.570%, 6/1/50(1)	9,249	8,846
Pool #BM7025 (12 month LIBOR + 1.713%, Cap 8.749%, Floor 1.713%) 3.733%, 5/1/42(1)	8,439	8,541
Pool #BS5709 (SOFR30A + 0.460%, Cap N/A, Floor 0.460%) 4.986%, 5/1/29(1)	1,000	991
Pool #BW7240 (SOFR30A + 2.120%, Cap 8.905%, Floor 2.120%) 3.905%, 10/1/52(1)	8,057	7,907
Pool #BX2888 (SOFR30A + 2.110%, Cap 10.224%, Floor 2.110%) 5.224%, 12/1/52(1)	3,758	3,781
Pool #CA3138 (12 month LIBOR + 1.603%, Cap 8.667%, Floor 1.603%) 3.667%, 2/1/49(1)	4,183	4,106
Pool #CA4499 (12 month LIBOR + 1.600%, Cap 7.693%, Floor 1.600%) 2.692%, 9/1/48(1)	1,025	988
Federal National Mortgage Association REMIC
2005-17, FA (1 month LIBOR + 0.300%, Cap 7.000%, Floor 0.300%) 5.145%, 3/25/35(1)	4,091	4,024
2005-74, NA (1 month LIBOR + 0.420%, Cap 6.500%, Floor 0.420%) 5.265%, 5/25/35(1)	7,649	7,576
2009-66, FP (1 month LIBOR + 0.900%, Cap 7.000%, Floor 0.900%) 5.745%, 9/25/39(1)	4,677	4,709
2010-59, FC (1 month LIBOR + 1.000%, Cap 6.000%, Floor 1.000%) 5.845%, 1/25/40(1)	2,657	2,653
2011-62, LF (1 month LIBOR + 0.400%, Cap 7.000%, Floor 0.400%) 5.245%, 1/25/32(1)	4,895	4,849
2013-34, PF (1 month LIBOR + 0.350%, Cap 6.500%, Floor 0.350%) 5.195%, 8/25/42(1)	4,102	4,069
2016-67, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 5.245%, 9/25/46(1)	4,429	4,354
2018-92, AF (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 5.245%, 5/25/33(1)	4,805	4,737
2018-96, FC (1 month LIBOR + 0.450%, Cap 6.500%, Floor 0.450%) 5.295%, 10/25/35(1)	4,900	4,838
2019-13, FG (1 month LIBOR + 0.400%, Cap 6.500%, Floor 0.400%) 5.245%, 4/25/49(1)	7,613	7,426
FRESB Mortgage Trust
2016-SB13, A5H (1 month LIBOR + 0.700%, Cap N/A, Floor 0.700%) 5.369%, 1/25/36(1)	7,406	7,363
2019-SB66, A7H 2.390%, 6/25/39(1)	1,726	1,522

See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
	Par Value	Value
Agency—continued
Government National Mortgage Association 2009-88, FA (1 month LIBOR + 0.750%, Cap 7.000%, Floor 0.750%) 5.478%, 10/16/39(1)	$ 4,192	$ 4,206
Small Business Administration
Pool #510032 (PRIME minus 2.650%) 4.850%, 6/25/34(1)	1,900	1,897
Pool #510076 (PRIME minus 2.650%) 5.100%, 5/25/27(1)	1,301	1,306
Pool #510083 (PRIME minus 2.650%) 4.850%, 9/25/27(1)	447	449
Pool #510219 (PRIME minus 2.650%) 4.850%, 11/25/28(1)	1,918	1,914
Pool #510228 (PRIME minus 2.500%) 5.000%, 7/25/28(1)	609	613
Pool #510241 (PRIME minus 2.600%) 4.900%, 10/25/27(1)	1,917	1,918
Pool #510254 (PRIME minus 2.600%) 4.900%, 5/25/28(1)	3,337	3,342
Pool #510256 (PRIME minus 2.600%) 4.900%, 12/25/28(1)	3,481	3,487
Pool #510273 (PRIME minus 2.500%) 5.000%, 11/25/28(1)	2,734	2,752
Pool #530251 (PRIME minus 2.375%) 5.125%, 4/25/32(1)	6,787	6,766
Total Mortgage-Backed Securities (Identified Cost $347,611)		343,741

Total Long-Term Investments—96.2% (Identified Cost $347,611)		343,741

	Shares	Value
Short-Term Investment—2.6%
Money Market Mutual Fund—2.6%
State Street Institutional U.S. Government Money Market Fund - Institutional Shares (seven-day effective yield 4.619%)(2)	9,245,701	$ 9,246
Total Short-Term Investment (Identified Cost $9,246)		9,246

TOTAL INVESTMENTS—98.8% (Identified Cost $356,857)		$352,987
Other assets and liabilities, net—1.2%		4,354
NET ASSETS—100.0%		$357,341

Abbreviations:
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SOFR30A	Secured Overnight Financing Rate 30 Day Average

Footnote Legend:
(1)	Variable rate security. Rate disclosed is as of March 31, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Exchange-traded futures contracts as of March 31, 2023 were as follows:
Issue	Expiration	Contracts Purchased/(Sold)	Notional Value	Value / Unrealized Appreciation	Value / Unrealized Depreciation
Short Contracts:
2 Year U.S. Treasury Note Future	June 2023	(89)	$(18,374)	$—	$(26)
5 Year U.S. Treasury Note Future	June 2023	(80)	(8,761)	—	(169)
Total				$—	$(195)
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2023
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Mortgage-Backed Securities	$343,741	$—	$343,741
Money Market Mutual Fund	9,246	9,246	—
Total Assets	352,987	9,246	343,741
Liabilities:
Other Financial Instruments:
Futures Contracts	(195)	(195)	—
Total Liabilities	(195)	(195)	—
Total Investments	$352,792	$9,051	$343,741
There were no securities valued using significant unobservable inputs (Level 3) at March 31, 2023.
There were no transfers into or out of Level 3 related to securities held at March 31, 2023.
See Notes to Schedule of Investments

VIRTUS Seix U.S. Government Securities Ultra-Short Bond Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2023
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts, swaps, swaptions, options and equity linked instruments, are valued based on model prices provided by independent pricing services or from dealer quotes. Depending on the derivative type and the specific terms of the transaction, these models vary and include observable inputs in actively quoted markets including but not limited to: underlying reference entity details, indices, spreads, interest rates, yield curves, dividend and exchange rates. These instruments are generally categorized as Level 2 in the hierarchy. Centrally cleared swaps listed or traded on a bilateral or trade facility platform, such as a registered exchange, are valued at the last posted settlement price determined by the respective exchange. These securities are generally categorized as Level 2 within the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the  Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.